Document and Entity Information	Sep. 14, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001816017
Document Type	8-K/A
Document Period End Date	Sep. 14, 2022
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(202)
Local Phone Number	301-5127
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Spire Global, Inc., a Delaware corporation (the “Company” or “Spire”), on September 14, 2022 (Commission File No. 001-39493), is being filed solely to include the report of Macias Gini & O’Connell LLP, dated March 31, 2022 (the “Audit Report”), with respect to the consolidated financial statements of ExactEarth Ltd. as of and for the year ended October 31, 2021 that were previously included in Exhibit 99.1 report to the original filing, which Audit Report had been inadvertently omitted from such exhibit.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPIR.WS
Security Exchange Name	NYSE